Organization and Summary of Significant Accounting Policies - Recently Adopted Accounting Standards (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2019	Jun. 29, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Breakage transition adjustment	$ 100
Lease assets			$ 680,551
Lease liabilities			$ 750,322
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease assets		$ 646,000
Lease liabilities		$ 709,000
Accounting Standards Update 2014-09 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Breakage transition adjustment	$ 100